Regulatory Capital Requirements and Other Restrictions (Tables)	12 Months Ended
Dec. 31, 2021
Regulatory Capital Requirements and Other Restrictions [Abstract]
Regulatory Capital Information	Table 28.1 presents regulatory capital information for Wells Fargo & Company and the Bank in accordance with Basel III capital requirements. We must calculate our risk-based capital ratios under both the Standardized and Advanced Approaches. The Standardized Approach applies assigned risk weights to broad risk categories, while the calculation of risk-weighted assets (RWAs) under the Advanced Approach differs by requiring applicable banks to utilize a risk-sensitive methodology, which relies upon the use of internal credit models, and includes an operational risk component. The Basel III capital requirements for calculating Common Equity Tier 1 (CET1) and tier 1 capital, along with RWAs, are fully phased-in. However, the requirements for determining tier 2 and total capital remained in accordance with transition requirements at December 31, 2021, but became fully phased-in beginning January 1, 2022. Accordingly, the information presented below reflects fully phased-in CET1 capital, tier 1 capital, and RWAs, but reflects total capital still in accordance with transition requirements.
At December 31, 2021, the Bank and our other insured depository institutions were considered well-capitalized under the requirements of the Federal Deposit Insurance Act.
Table 28.1: Regulatory Capital Information (1)

	Wells Fargo & Company					Wells Fargo Bank, N.A.
	Standardized Approach			Advanced Approach		Standardized Approach			Advanced Approach
(in millions, except ratios)	December 31, 2021		December 31, 2020	December 31, 2021	December 31, 2020	December 31, 2021		December 31, 2020	December 31, 2021	December 31, 2020
Regulatory capital:
Common Equity Tier 1	$140,643		138,297	140,643	138,297	149,318		150,168	149,318	150,168
Tier 1	159,671		158,196	159,671	158,196	149,318		150,168	149,318	150,168
Total	196,308		196,660	186,580	186,934	173,044		173,719	163,213	164,412
Assets:
Risk-weighted assets	1,239,026		1,193,744	1,116,068	1,158,355	1,137,839		1,085,599	965,511	1,012,751
Adjusted average assets	1,915,585		1,900,258	1,915,585	1,900,258	1,758,479		1,735,406	1,758,479	1,735,406
Regulatory capital ratios:
Common Equity Tier 1 capital	11.35%	*	11.59	12.60	11.94	13.12	*	13.83	15.47	14.83
Tier 1 capital	12.89	*	13.25	14.31	13.66	13.12	*	13.83	15.47	14.83
Total capital	15.84	*	16.47	16.72	16.14	15.21	*	16.00	16.90	16.23
Required minimum capital ratios:
Common Equity Tier 1 capital	9.60		9.00	9.00	9.00	7.00		7.00	7.00	7.00
Tier 1 capital	11.10		10.50	10.50	10.50	8.50		8.50	8.50	8.50
Total capital	13.10		12.50	12.50	12.50	10.50		10.50	10.50	10.50
	Wells Fargo & Company					Wells Fargo Bank, N.A.
	December 31, 2021			December 31, 2020		December 31, 2021			December 31, 2020
Regulatory leverage:
Total leverage exposure (2)	$2,316,079			1,963,971		2,133,798			2,041,952
Supplementary leverage ratio (SLR) (2)	6.89%			8.05		7.00			7.35
Tier 1 leverage ratio (3)	8.34			8.32		8.49			8.65
Required minimum leverage:
Supplementary leverage ratio	5.00			5.00		6.00			6.00
Tier 1 leverage ratio	4.00			4.00		4.00			4.00
*Denotes the binding ratio under the Standardized and Advanced Approaches at December 31, 2021.
(1)At December 31, 2021, the impact of the CECL transition provision issued by federal banking regulators on the regulatory capital of the Company was an increase in capital of $241 million, reflecting a $991 million (post-tax) increase in capital recognized upon our initial adoption of CECL, offset by 25% of the $4.9 billion increase in our ACL under CECL from January 1, 2020, through December 31, 2021. The impact of the CECL transition provision on the regulatory capital of the Bank at December 31, 2021, was an increase in capital of $463 million.
(2)The SLR consists of tier 1 capital divided by total leverage exposure. Total leverage exposure consists of total average assets, less goodwill and other permitted tier 1 capital deductions (net of deferred tax liabilities), plus certain off-balance sheet exposures.
(3)The tier 1 leverage ratio consists of tier 1 capital divided by total average assets, excluding goodwill and certain other items as determined under the rule.

Nature of Restrictions on Cash and Cash Equivalents	Table 28.2 provides a summary of restrictions on cash and cash equivalents.
Table 28.2: Nature of Restrictions on Cash and Cash Equivalents

(in millions)	Dec 31, 2021	Dec 31, 2020
Reserve balance for non-U.S. central banks	$382	243
Segregated for benefit of brokerage customers under federal and other brokerage regulations	830	957